                                                                               .
                                                                               .
                                                                               .

                                                      (COLUMBIA MANAGEMENT LOGO)

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- AUGUST 18, 2010

                                             SAI
                                             FORM #
                            PROSPECTUS       (JULY 30, 2010
FUND (Prospectus Date)      FORM #           AND AUGUST 27, 2010)
-----------------------------------------------------------------
RIVERSOURCE 120/20
  CONTRARIAN EQUITY FUND
  (6/29/10)                 S-6519-99 E      S-6500 CM/CN
RIVERSOURCE ABSOLUTE
  RETURN CURRENCY AND
  INCOME FUND (12/30/09)    S-6502-99 H      S-6500 CM/CN
RIVERSOURCE CASH
  MANAGEMENT FUND
  (9/29/09)                 S-6320-99 AG     S-6500 CM/CN
RIVERSOURCE CASH
  MANAGEMENT FUND -- CLASS
  Z (4/1/10)                S-6548-99 A      S-6500 CM/CN
RIVERSOURCE DISCIPLINED
  EQUITY FUND (9/29/09)     S-6263-99 J      S-6500 CM/CN
RIVERSOURCE DISCIPLINED
  LARGE CAP GROWTH FUND
  (11/27/09)                S-6285-99 E      S-6500 CM/CN
RIVERSOURCE DISCIPLINED
  LARGE CAP VALUE FUND
  (11/27/09)                S-6523-99 D      S-6500 CM/CN
RIVERSOURCE DIVERSIFIED
  BOND FUND (10/30/09)      S-6495-99 AD     S-6500 CM/CN
RIVERSOURCE DIVERSIFIED
  EQUITY INCOME FUND
  (11/27/09)                S-6475-99 AE     S-6500 CM/CN
RIVERSOURCE DIVIDEND
  OPPORTUNITY FUND
  (8/28/09) (8/27/10)       S-6341-99 AE/AF  S-6500 CM/CN
RIVERSOURCE EMERGING
  MARKETS BOND FUND
  (12/30/09)                S-6398-99 F      S-6500 CM/CN
RIVERSOURCE EQUITY VALUE
  FUND (5/28/10)            S-6382-99 Y      S-6500 CM/CN
RIVERSOURCE FLOATING RATE
  FUND (9/29/09)            S-6501-99 F      S-6500 CM/CN
RIVERSOURCE GLOBAL BOND
  FUND (12/30/09)           S-6309-99 AF     S-6500 CM/CN
RIVERSOURCE GOVERNMENT
  MONEY MARKET FUND
  (3/1/10)                  SL-9905-99 A     S-6500 CM/CN
RIVERSOURCE HIGH YIELD
  BOND FUND (7/30/10)       S-6370-99 AF     S-6500 CM/CN
RIVERSOURCE INCOME
  BUILDER BASIC INCOME
  FUND (4/1/10)             S-6394-99 G      S-6500 CM/CN
RIVERSOURCE INCOME
  BUILDER ENHANCED INCOME
  FUND (4/1/10)             S-6394-99 G      S-6500 CM/CN
RIVERSOURCE INCOME
  BUILDER MODERATE INCOME
  FUND (4/1/10)             S-6394-99 G      S-6500 CM/CN
RIVERSOURCE INCOME
  OPPORTUNITIES FUND
  (9/29/09)                 S-6266-99 J      S-6500 CM/CN
RIVERSOURCE INFLATION
  PROTECTED SECURITIES
  FUND (9/29/09)            S-6280-99 H      S-6500 CM/CN
RIVERSOURCE MID CAP GROWTH
  FUND (1/22/10)            S-6426-99 AF     S-6500 CM/CN
RIVERSOURCE MID CAP VALUE
  FUND (11/27/09)           S-6241-99 L      S-6500 CM/CN
RIVERSOURCE MINNESOTA TAX-
  EXEMPT FUND (10/30/09)    S-6328-99 AJ     S-6500 CM/CN
RIVERSOURCE PARTNERS
  INTERNATIONAL SELECT
  VALUE FUND (12/30/09)     S-6242-99 N      S-6500 CM/CN
RIVERSOURCE PARTNERS
  SMALL CAP VALUE FUND
  (7/30/10)                 S-6239-99 N      S-6500 CM/CN
RIVERSOURCE PORTFOLIO
  BUILDER AGGRESSIVE FUND
  (4/1/10)                  S-6282-99 J      S-6500 CM/CN
RIVERSOURCE PORTFOLIO
  BUILDER CONSERVATIVE
  FUND (4/1/10)             S-6282-99 J      S-6500 CM/CN
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE
  AGGRESSIVE FUND (4/1/10)  S-6282-99 J      S-6500 CM/CN
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE
  CONSERVATIVE FUND
  (4/1/10)                  S-6282-99 J      S-6500 CM/CN
RIVERSOURCE PORTFOLIO
  BUILDER MODERATE FUND
  (4/1/10)                  S-6282-99 J      S-6500 CM/CN
RIVERSOURCE PORTFOLIO
  BUILDER TOTAL EQUITY
  FUND (4/1/10)             S-6282-99 J      S-6500 CM/CN
RIVERSOURCE RECOVERY
  AND INFRASTRUCTURE FUND
  (6/29/10)                 S-6529-99 D      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2010 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2015 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2020 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2025 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2030 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2035 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2040 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE RETIREMENT
  PLUS 2045 FUND (6/29/10)  S-6507-99 G      S-6500 CM/CN
RIVERSOURCE STRATEGIC
  ALLOCATION FUND
  (11/27/09)                S-6141-99 AF     S-6500 CM/CN
RIVERSOURCE TAX-EXEMPT
  BOND FUND (1/29/10)       S-6310-99 AG     S-6500 CM/CN
RIVERSOURCE U.S.
  GOVERNMENT MORTGAGE FUND
  (7/30/10)                 S-6245-99 M      S-6500 CM/CN
SELIGMAN COMMUNICATIONS
  AND INFORMATION FUND
  (3/1/10)                  SL-9907-99 A     S-6500 CM/CN
SELIGMAN FRONTIER FUND
  (12/30/09)                SL-9904-99 A     S-6500 CM/CN
SELIGMAN GLOBAL TECHNOLOGY
  FUND (12/30/09)           SL-9903-99 A     S-6500 CM/CN
SELIGMAN LARGE-CAP VALUE
  FUND (3/1/10)             SL-9911-99 A     S-6500 CM/CN
SELIGMAN SMALLER-CAP VALUE
  FUND (3/1/10)             SL-9911-99 A     S-6500 CM/CN
THREADNEEDLE EMERGING
  MARKETS FUND (12/30/09)   S-6354-99 W      S-6500 CM/CN
THREADNEEDLE EUROPEAN
  EQUITY FUND (12/30/09)    S-6006-99 P      S-6500 CM/CN
THREADNEEDLE GLOBAL EQUITY
  FUND (12/30/09)           S-6334-99 AH     S-6500 CM/CN
THREADNEEDLE GLOBAL
  EXTENDED ALPHA FUND
  (12/30/09)                S-6527-99 AH     S-6500 CM/CN


Each of the above-referenced funds are collectively referred to as the Funds.


--------------------------------------------------------------------------------
S-6400-12 A (8/10)
Valid until next update

The following changes will be effective on or about Sept. 27, 2010 (the "Effective Date"):

On the Effective Date, the FUND NAME will be changed as follows:


----------------------------------------------------------------------------------------------------------------
  OLD NAME                                                NEW NAME
----------------------------------------------------------------------------------------------------------------
 RiverSource 120/20 Contrarian Equity Fund                Columbia 120/20 Contrarian Equity Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Absolute Return Currency and Income Fund     Columbia Absolute Return Currency and Income Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Cash Management Fund                         Columbia Money Market Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Equity Fund                      Columbia Large Core Quantitative Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap Growth Fund            Columbia Large Growth Quantitative Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Disciplined Large Cap Value Fund             Columbia Large Value Quantitative Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Diversified Bond Fund                        Columbia Diversified Bond Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Diversified Equity Income Fund               Columbia Diversified Equity Income Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Dividend Opportunity Fund                    Columbia Dividend Opportunity Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Emerging Markets Bond Fund                   Columbia Emerging Markets Bond Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Equity Value Fund                            Columbia Equity Value Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Floating Rate Fund                           Columbia Floating Rate Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Global Bond Fund                             Columbia Global Bond Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Government Money Market Fund                 Columbia Government Money Market Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource High Yield Bond Fund                         Columbia High Yield Bond Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Income Builder Basic Income Fund             Columbia Income Builder Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Income Builder Enhanced Income Fund          Columbia Income Builder Fund III
----------------------------------------------------------------------------------------------------------------
 RiverSource Income Builder Moderate Income Fund          Columbia Income Builder Fund II
----------------------------------------------------------------------------------------------------------------
 RiverSource Income Opportunities Fund                    Columbia Income Opportunities Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Inflation Protected Securities Fund          Columbia Inflation Protected Securities Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Growth Fund                          Columbia Mid Cap Growth Opportunity Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Mid Cap Value Fund                           Columbia Mid Cap Value Opportunity Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Minnesota Tax-Exempt Fund                    Columbia Minnesota Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Partners International Select Value Fund     Columbia Multi-Advisor International Value Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Partners Small Cap Value Fund                Columbia Multi-Advisor Small Cap Value Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Portfolio Builder Aggressive Fund            Columbia Portfolio Builder Aggressive Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Portfolio Builder Conservative Fund          Columbia Portfolio Builder Conservative Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Portfolio Builder Moderate Aggressive        Columbia Portfolio Builder Moderate Aggressive Fund
 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Portfolio Builder Moderate Conservative      Columbia Portfolio Builder Moderate Conservative Fund
 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Portfolio Builder Moderate Fund              Columbia Portfolio Builder Moderate Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Portfolio Builder Total Equity Fund          Columbia Portfolio Builder Total Equity Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Recovery and Infrastructure Fund             Columbia Recovery and Infrastructure Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2010 Fund                    Columbia Retirement Plus 2010 Fund
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
  OLD NAME                                                NEW NAME
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2015 Fund                    Columbia Retirement Plus 2015 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2020 Fund                    Columbia Retirement Plus 2020 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2025 Fund                    Columbia Retirement Plus 2025 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2030 Fund                    Columbia Retirement Plus 2030 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2035 Fund                    Columbia Retirement Plus 2035 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2040 Fund                    Columbia Retirement Plus 2040 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Retirement Plus 2045 Fund                    Columbia Retirement Plus 2045 Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Strategic Allocation Fund                    Columbia Strategic Allocation Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Tax-Exempt Bond Fund                         Columbia AMT-Free Tax-Exempt Bond Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource U.S. Government Mortgage Fund                Columbia U.S. Government Mortgage Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Communications and Information Fund             Columbia Seligman Communications and Information Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Frontier Fund                                   Columbia Frontier Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Global Technology Fund                          Columbia Seligman Global Technology Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Large-Cap Value Fund                            Columbia Select Large-Cap Value Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Smaller-Cap Value Fund                          Columbia Select Smaller-Cap Value Fund
----------------------------------------------------------------------------------------------------------------
 Threadneedle Emerging Markets Fund                       Columbia Emerging Markets Opportunity Fund
----------------------------------------------------------------------------------------------------------------
 Threadneedle European Equity Fund                        Columbia European Equity Fund
----------------------------------------------------------------------------------------------------------------
 Threadneedle Global Equity Fund                          Columbia Global Equity Fund
----------------------------------------------------------------------------------------------------------------
 Threadneedle Global Extended Alpha Fund                  Columbia Global Extended Alpha Fund
----------------------------------------------------------------------------------------------------------------